A Message to Variable  Annuity Contract Owners


There were significant increases in the Stock Markets in both 1995 and 1996. In 1996, the Dow Jones Industrial Average increased 26.0% in value and the Standard & Poor's 500 Index increased by 20.3%. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices.

The yield on the 30 year Treasury Bond has increased recently, so that at the end of January, 1997 it was approximately 7%. Short term rates, as measured by the 3 month Treasury Bill, are yielding 5.4% now, which is slightly ahead of a year ago.

The U.S. Gross Domestic Product for 1996 increased approximately 3% while inflation remains low with the Consumer Price Index increasing by 3.3% in 1996.

The Variable Annuity contracts which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Bankers Security Life Insurance Company, the issuer of your insurance contract.

The Outlook. For 1997, we expect economic growth to continue near the trend rate and continuing moderate inflation with interest rates remaining near current levels. At the time of this report, macroeconomic indicators are showing mixed signs. While the business expansion has been underway for almost six years, it is likely to be sustained throughout 1997. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.

Name Change. Please note that on July 1, 1996, Bankers Security Life Insurance Society changed its name to ReliaStar Bankers Security Life Insurance Company. ReliaStar Bankers Security is part of a group of companies owned by ReliaStar Financial Corp.


                            Respectfully,




                           James G. Cochran
                           Executive Vice President
                           ReliaStar Bankers Security Life Insurance Company


RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE CENTENNIAL
                               ANNUITY PLAN
                     STATEMENTS OF ASSETS AND LIABILITIES
                             December 31, 1996

                                                                      Non-Qualified (P)
                                                   ---------------------------------------------------
                                                                        Oppenheimer
                                                   ---------------------------------------------------
                                                    Daily Cash                 Capital        High
                                                   Accumulation    Money     Appreciation    Income
                      ASSETS                         Fund 134     Fund 130    Fund 132     Fund 133
                                                   ------------ ------------ ------------ ------------
Investments.......................................$     10,672 $  2,459,577 $  2,864,492 $    710,584

Net receivable from ReliaStar Bankers..............        399         -          14,125       -
                                                   ------------ ------------ ------------ ------------
                                                        11,071    2,459,577    2,878,617      710,584
                   LIABILITIES

Net payable to ReliaStar Bankers...................     -            64,184       -            58,189
                                                   ------------ ------------ ------------ ------------
      Net Assets                                  $     11,071 $  2,395,393 $  2,878,617 $    652,395
                                                   ============ ============ ============ ============

Accumulation Units Outstanding                           4,472    1,006,777      444,679      136,687
                                                   ============ ============ ============ ============

Accumulation Unit Value                           $       2.48 $       2.35 $       6.38 $       4.21
                                                   ============ ============ ============ ============
Investments basis data:
   Shares Owned                                         10,672    2,459,577       74,037       63,844
   Net Asset Value                                $       1.00 $       1.00 $      38.69 $      11.13
   Cost                                           $     10,672 $  2,459,577 $    868,850 $    575,322

                                                                    Qualified (Q)
                                                   --------------------------------------
                                                                      Oppenheimer
                                                   --------------------------------------
                                                                  Capital        High
                                                      Money     Appreciation    Income      Combined
                      ASSETS                         Fund 030     Fund 032     Fund 033      P and Q
                                                   ------------ ------------ ------------ ------------
Investments.......................................$    252,188 $  3,445,925 $    286,965 $ 10,030,403

Net receivable from ReliaStar Bankers..............      7,819       17,126       -            39,469
                                                   ------------ ------------ ------------ ------------
                                                       260,007    3,463,051      286,965   10,069,872
                   LIABILITIES

Net payable to ReliaStar Bankers...................     -            -               225      122,598
                                                   ------------ ------------ ------------ ------------
      Net Assets                                  $    260,007 $  3,463,051 $    286,740 $  9,947,274
                                                   ============ ============ ============ ============

Accumulation Units Outstanding                         123,131      604,941       74,409    2,395,096
                                                   ============ ============ ============ ============

Accumulation Unit Value                           $       2.09 $       5.72 $       3.85
                                                   ============ ============ ============
Investments basis data:
   Shares Owned                                        252,188       89,065       25,783
   Net Asset Value                                $       1.00 $      38.69 $      11.13
   Cost                                           $    282,188 $  1,147,978 $    234,644

                       STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                Year Ended December 31, 1996

                                                                    Non-Qualified (P)
                                                   ---------------------------------------------------
                                                     Fund 134     Fund 130     Fund 132     Fund 133
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$        504 $    137,541 $    162,012 $     68,231
Expenses -
    Mortality and expense guarantee fees...........       (198)     (26,564)     (29,282)      (7,527)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................        306      110,977      132,730       60,704

Net realized gain..................................     -            -           151,254        4,573
Net unrealized gain................................     -            -           210,289       28,978
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations...        306      110,977      494,273       94,255

Net contracts purchased............................     -            -            -            -
Transfer among funds, net..........................     -            -            24,714      (24,504)
Reserve transfers from (to) ReliaStar Bankers......        574       (4,276)      13,345      (54,997)
Payments to contract owners -
   surrenders and other benefits...................        (30)    (458,813)    (437,050)     (95,915)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............        850     (352,112)      95,282      (81,161)

Net assets, beginning of year......................     10,221    2,747,505    2,783,335      733,556
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$     11,071 $  2,395,393 $  2,878,617 $    652,395
                                                   ============ ============ ============ ============

                                                                  Qualified (Q)
                                                   --------------------------------------
                                                                                            Combined
                                                     Fund 030     Fund 032     Fund 033      P and Q
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$     19,248 $    197,383 $     27,379 $    612,298
Expenses -
    Mortality and expense guarantee fees...........     (3,952)     (34,820)      (2,811)    (105,154)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................     15,296      162,563       24,568      507,144

Net realized gain..................................     -            62,816        2,324      220,967
Net unrealized gain................................     -           362,288       10,165      611,720
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations...     15,296      587,667       37,057    1,339,831

Net contracts purchased............................     26,007       27,718       10,516       64,241
Transfer among funds, net..........................     10,884      (12,191)       1,311          214
Reserve transfers from (to) ReliaStar Bankers......      1,846       17,947          580      (24,981)
Payments to contract owners -
   surrenders and other benefits...................   (180,270)    (264,945)     (42,952)  (1,479,975)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............   (126,237)     356,196        6,512     (100,670)

Net assets, beginning of year......................    386,244    3,106,855      280,228   10,047,944
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$    260,007 $  3,463,051 $    286,740 $  9,947,274
                                                   ============ ============ ============ ============

 See accompanying notes to financial statements.

     RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE CENTENNIAL
                                          ANNUITY PLAN
                    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                Year Ended December 31, 1995

                                                                   Non-Qualified (P)
                                                   ---------------------------------------------------
                                                     Fund 134     Fund 130     Fund 132     Fund 133
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$      2,066 $    158,068 $     11,872 $     70,655
Expenses -
    Mortality and expense guarantee fees...........       (393)     (28,249)     (24,063)      (6,787)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................      1,673      129,819      (12,191)      63,868

Net realized gain..................................     -            -            16,672        4,306
Net unrealized gain................................     -            -           660,444       52,910
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations         1,673      129,819      664,925      121,084

Net contracts purchased............................     -             2,351        8,597          150
Transfer among funds, net..........................    (79,842)    (144,368)     198,864       25,308
Reserve transfers from ReliaStar Bankers...........     -            59,042        6,805       -
Payments to contract owners -
   surrenders and other benefits...................        (41)    (325,592)    (230,019)     (76,523)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............    (78,210)    (278,748)     649,172       70,019

Net assets, beginning of year......................     88,431    3,026,253    2,134,163      663,537
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$     10,221 $  2,747,505 $  2,783,335 $    733,556
                                                   ============ ============ ============ ============

                                                                     Qualified (Q)
                                                   --------------------------------------   Combined
                                                     Fund 030     Fund 032     Fund 033      P and Q
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$     28,164 $     15,643 $     29,728 $    316,196
Expenses -
    Mortality and expense guarantee fees...........     (5,079)     (30,429)      (2,971)     (97,971)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................     23,085      (14,786)      26,757      218,225

Net realized gain..................................     -           367,032        2,425      390,435
Net unrealized gain................................     -           495,509       21,371    1,230,234
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations        23,085      847,755       50,553    1,838,894

Net contracts purchased............................     11,832       86,358       22,031      131,319
Transfer among funds, net..........................    (11,924)      13,786       (1,862)         (38)
Reserve transfers from ReliaStar Bankers...........     -            -            -            65,847
Payments to contract owners -
   surrenders and other benefits...................   (188,093)    (768,689)     (48,289)  (1,637,246)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............   (165,100)     179,210       22,433      398,776

Net assets, beginning of year......................    551,344    2,927,645      257,795    9,649,168
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$    386,244 $  3,106,855 $    280,228 $ 10,047,944
                                                   ============ ============ ============ ============

 See accompanying notes to financial statements.

	RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE CENTENNIAL
                                     ANNUITY PLAN
                         	NOTES TO FINANCIAL STATEMENTS
                               	December 31, 1996

Note 1 - Organization

ReliaStar Bankers Security Variable Annuity Funds P and Q for The Centennial Annuity Plan (the "Separate Accounts") were established under the provisions of New York insurance laws by ReliaStar Bankers Security Life Insurance Company ("ReliaStar Bankers"), previously Bankers Security Life Insurance Society, in July 1980 (Fund 134), December 1981 (Fund 130) and December 1982 (Funds 132, 133, 030, 032 and 033). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by ReliaStar Bankers. The assets of the Separate Accounts are invested in open-end diversified management investment companies registered under the Act. ReliaStar Bankers ceased offering the Separate Account 134 contracts for sale in September 1981, the date that Revenue Ruling 81-225 was announced by the Internal Revenue Service. Contract owners of Separate Account 134 are subject to current taxation on income from fund shares. ReliaStar Bankers encourages contract owners to transfer their balances in this separate account to Separate Accounts 130, 132 or 133, which are closed to new contract owners but which continue to accept additional payments from existing contract owners. Similarly, Separate Accounts 030, 032 and 033 are closed to new contract owners but continue to accept additional payments from existing contract owners.

Note 2 - Investments

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between the beginning of year value and current market value of investments owned is recorded as unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold for the year ended December 31, 1996, were:

       Cost of Shares  	Proceeds from	        	Cost of Shares  	Proceeds from
	Fund		  Acquired    		  Shares Sold  		Fund		   Acquired     	  Shares Sold
	134	  $      504    		 $        84   		030	   $   54,536     	 $  182,432
	130	     145,507 	     	   436,423  	 	032	      215,184          302,581
	132	     188,266   		      464,708 	 	 033        38,568     	     43,502
	133	      70,950   		      127,802

Note 3 - Taxes

ReliaStar Bankers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not separate entities from ReliaStar Bankers, and their operations form a part of ReliaStar Bankers, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Bankers. Beginning in January 1982, contract owners of ReliaStar Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125, 126 and 134 who were adversely affected by Internal Revenue Service Revenue Ruling 81-225 were able to exchange their contracts for ReliaStar Bankers Security Variable Annuity Separate Account 130, 132 or 133 contracts. These contract owners may make such transfers without incurring a charge or fee for transferring.

Note 4 - Charges and Transfers

ReliaStar Bankers deducts a daily charge equal to an annual rate of 1.0% of the daily asset value of the Separate Accounts for mortality and expense risks assumed by ReliaStar Bankers. Where applicable, premium taxes are charged. The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Bankers, are offset by transfers to, or from, ReliaStar Bankers. Included in Net receivable from (payable to) ReliaStar Bankers are policy transactions which are unsettled as of the reporting date.

Note 5 - Supplementary Information

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund		1996		 1995		 1994		 1993		 1992		 1991		 1990		 1989		 1988		 1987
134		 $2.48		$2.37		$2.28		$2.22		$2.18		$2.13		$2.03		$1.90		$1.76		$1.66
130		  2.35	  2.24	  2.15   2.09	  2.04		 1.98   1.89   1.76	  1.63	  1.53
132		  6.38	  5.36	  4.09	  4.46   3.54	  3.10	  2.03	  2.46	  1.95   1.74
133		  4.21	  3.69   3.09	  3.23   2.58	  2.21 	 1.67   1.61		 1.55   1.35
030	   2.09	  1.99   1.91	  1.86 	 1.82   1.77	  1.68   1.57		 1.45   1.36
032		  5.72	  4.81   3.66	  4.00 	 3.18 	 2.78   1.82 	 2.21   1.75	  1.56
033		  3.85		 3.38   2.83	  2.96   2.36	  2.02   1.52	  1.47   1.41	  1.24

                             	INDEPENDENT AUDITORS' REPORT





To ReliaStar Bankers Security Life Insurance Company and
	  ReliaStar Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan Contract Owners:



We have audited the accompanying combined statement of assets and liabilities of the ReliaStar Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan as of December 31, 1996, and the related combined statements of operations and changes in net assets for the years ended
December 31, 1996 and 1995. These financial statements are the responsibility of ReliaStar Bankers Security Life Insurance Company management. Our responsibility is to express an opinion on these financial statements based on our audits. The accumulation unit values for each of the years in the eight-year period ended December 31, 1994, were audited by other auditors whose report dated February 9, 1995, expressed an unqualified opinion on those values.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the ReliaStar Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan as of December 31, 1996, and the combined results of operations and the changes in net assets for the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Minneapolis, MN
February 14, 1997